Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line Items]
Payable after notice	$ 190,073
Deposits	750,838	$ 733,390
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	215,836	250,886
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	21,099	21,021
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	22,765	21,039
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	83,706	83,837
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 158	$ 137